Changes in the balance of lease liabilities are presented below: (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Balance at beginning	$ 21,650
Remeasurement / new contracts	801
Payment of principal and interest	(2,899)
Interest expenses	600
Foreign exchange gains and losses	(682)
Cumulative translation adjustment	724
Transfers	(14)
Balance at ending	20,180
BRAZIL
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Balance at beginning	4,340
Remeasurement / new contracts	324
Payment of principal and interest	(753)
Interest expenses	108
Foreign exchange gains and losses	(98)
Cumulative translation adjustment	148
Transfers	3
Balance at ending	4,072
Foreign countries [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Balance at beginning	17,310
Remeasurement / new contracts	477
Payment of principal and interest	(2,146)
Interest expenses	492
Foreign exchange gains and losses	(584)
Cumulative translation adjustment	576
Transfers	(17)
Balance at ending	$ 16,108